                        SEMIANNUAL REPORT
                        JUNE 30, 2002


PRUDENTIAL
TAX-FREE MONEY FUND, INC.

                        FUND TYPE
                        Money market

                        OBJECTIVE
                        The highest level of current income that is exempt from federal income taxes, consistent with liquidity and the preservation of capital

                        This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

                        The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.


Prudential Financial is a service mark of The Prudential Insurance Company of
America, Newark, NJ, and its affiliates.

(LOGO)

Prudential Tax-Free Money Fund, Inc.

Performance at a Glance

INVESTMENT GOALS AND STYLE
The Prudential Tax-Free Money Fund, Inc. (the Fund) seeks the highest level of current income that is exempt from federal income taxes, consistent with liquidity and the preservation of capital. The Fund invests in a diversified portfolio of high-quality, short-term municipal bonds issued by state and local governments, territories and possessions of the United States, and the District of Columbia. Maturities can range from 1 day to a maximum of 13 months. There can be no assurance that the Fund will achieve its investment objective.

Money Market Fund Yield Comparison

           (GRAPH)
         www.prudential.com (800) 225-1852

Semiannual Report  June 30, 2002

Fund Facts                    As of 6/30/02

                                         7-Day         Net Asset      Weighted Avg.    Net Assets
                                      Current Yield   Value (NAV)      Mat. (WAM)      (Millions)
Prudential Tax-Free Money Fund, Inc.      0.94%          $1.00           55 Days          $212
iMoneyNet, Inc.
Tax-Free National Retail Avg.*            1.01%          $1.00           36 Days          N/A

Taxable Equivalent Yield**                As of 6/30/02
                                                     Tax Brackets
                                         @30%           @35%         @38.6%
Prudential Tax-Free Money Fund, Inc.    1.34%          1.45%          1.53%
iMoneyNet, Inc.
Tax-Free National Retail Avg.*          1.44%          1.55%          1.64%

Note: Yields will fluctuate from time to time, and past performance is not indicative of future results.
An investment in the Fund is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency.
Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
*iMoneyNet, Inc. reports a seven-day current yield, NAV, and WAM on Mondays. This is the data for all funds in the iMoneyNet, Inc. Tax-
Free National Retail Average category as of June 24, 2002, the closest day to the end of our reporting period.
**Some investors may be subject to the federal alternative minimum tax (AMT).

Weighted Average Maturity Comparison

                      (GRAPH)
                                                1

(LOGO)
                                August 15, 2002

DEAR SHAREHOLDER,
The reporting period for Prudential Tax-Free Money Fund, Inc.--the six months ended June 30, 2002--was a time of significant change in the U.S. economy and the financial markets. The economy recovered from its first recession in a decade, helped by 11 cuts in short-term interest rates that had been completed by the Federal Reserve (the
Fed) the previous year. The Fed left short-term rates near record lows as the economic recovery slowed and accounting scandals involving certain high-profile companies in the United States roiled financial markets. These developments drove money market yields lower late in our reporting period.

In this environment characterized by investor pessimism and distrust, money market funds that invest in either tax-exempt issues or taxable securities remained a viable alternative for those seeking investments that offered relative safety and liquidity. The Fund's management team employed an interest rate strategy and analysis of supply/demand dynamics of municipal money market securities that helped the Fund provide a competitive yield.

The Fund's management team explains conditions in the money markets and the Fund's investments on the following pages. Thank you for your continued confidence in Prudential mutual funds.

Sincerely,

David R. Odenath, Jr., President
Prudential Tax-Free Money Fund, Inc.

Prudential Tax-Free Money Fund, Inc.

Semiannual Report  June 30, 2002

INVESTMENT ADVISER'S REPORT

FACING A CHALLENGING INVESTMENT ENVIRONMENT
Three developments influenced our investment strategy during our six-month reporting period that began January 1, 2002. First, we needed to lock in yields on attractively priced municipal money market securities before market interest rates moved lower. Second, we had to prepare the Fund to meet additional shareholder liquidity needs that typically occur at certain times of the year. Third, we had to maintain our conservative investment strategy, as an economic recession in the United States the previous year weakened the financial health of many state and local governments that issue money market securities.

RIDING OUT THE "JANUARY EFFECT"
As our six-month reporting period got under way, the January effect had just taken hold of the tax-exempt money market. This seasonal decline in yields occurred during January, as investors rushed to reinvest cash from coupon payments, bond calls, and maturing debt securities that they received at the beginning of 2002. Even without the January effect, the general level of municipal money market yields was already low. This was due to the Fed's aggressive campaign to reduce short-term interest rates that was waged in 2001 to help the U.S. economy recover from the recession.

We had prepared the Fund to ride out the January effect by investing in longer-term municipal money market securities in late 2001. Our purchases enabled the Fund to begin 2002 with a weighted average maturity (WAM) positioned significantly longer than the average comparable portfolio. (WAM measures a portfolio's sensitivity to changes in interest rates. It considers the maturity and quantity of each security held in a portfolio.) When municipal money market yields decline, having a longer than average WAM helps a portfolio's yield remain higher for a longer period of time.
                                                          3

Prudential Tax-Free Money Fund, Inc.

Semiannual Report  June 30, 2002

THE CHANGING OUTLOOK FOR U.S. MONETARY POLICY
As the year progressed, market participants scrutinized government reports to determine if an economic rebound had begun in response to the stimulus provided by the Fed rate cuts. In the first quarter of 2002, we adopted a wait-and-see attitude by investing in shorter-term municipal money market securities such as those with interest rates that adjusted on a daily and weekly basis. Our purchases gradually shortened the Fund's WAM, but still allowed the Fund to be positioned longer than the average of its peer group.

Data released during the first quarter of 2002 indicated that the Fed's efforts met with success. The economy had begun to recover in earnest. Improving economic conditions shifted the outlook for monetary policy from whether the Fed would continue to lower rates to whether it would increase rates in the first half of 2002. Tightening monetary policy would help prevent the economy from expanding too fast and igniting higher inflationary pressures.

TAX TIME CREATED GOOD OPPORTUNITIES TO INVEST
With the Fed expected to increase short-term rates in the first half of 2002, municipal money market yields began to edge higher. Yields were also at attractive levels in April because of the tax season when portfolio managers sell securities to provide shareholders with cash to pay their taxes.

We took advantage of good investment opportunities during this time by purchasing bond anticipation notes of Boise City, Idaho Housing Authority, which matured in four months, taking us past the "July effect" that is caused by the same influences as the January effect. We invested in tax and revenue anticipation notes of Allegheny County, Pennsylvania, which mature in late 2002, and which will help us to meet the Fund's anticipated outflows at the end of the year. We also purchased single-family revenue bonds of the Pima County, Arizona Industrial Development Authority that have a stated maturity of one year and an interest rate that resets on a monthly basis. Our purchases again lengthened the Fund's WAM.

   www.prudential.com  (800) 225-1852

Investing in these securities during April and May 2002 proved to be a good choice, particularly as it became clear the Fed would not increase short-term rates during the first half of the year. There was no immediate need for the Fed to act since economic growth slowed in the spring.

LOOKING AHEAD
Data released shortly after our reporting period ended showed that the economic expansion slowed more than was originally expected in the second quarter of 2002. Not surprisingly, there is concern that the economy may be headed for an extended period of sluggishness, with the remote possibility of a "double dip" recession. This leads us to believe the Fed will likely leave monetary policy unchanged for the remainder of 2002. However, some market participants have suggested that the Fed might cut short-term rates further if economic growth continues to weaken.

In light of this outlook for monetary policy, we plan to position the Fund's WAM slightly longer than average. This strategy would help preserve the Fund's income stream if money market yields head lower, and would also allow the Fund sufficient liquidity to invest in any higher yielding securities that might become available in late 2002.

Meanwhile, we plan to take advantage of the large supply of new municipal money market securities that will be issued in late August and September this year. Afterward, we will begin building up liquidity again in the Fund to prepare to meet anticipated year-end outflows.

Prudential Tax-Free Money Fund Management Team
                                                     5

       Prudential Tax-Free Money Fund, Inc.
             Portfolio of Investments as of June 30, 2002 (Unaudited)

                                                                           Principal
                                     Moody's        Interest    Maturity   Amount        Value
Description (a)                      Rating         Rate        Date       (000)         (Note 1)
------------------------------------------------------------------------------------------------------------
Alaska  1.0%
Alaska Engy. Auth. Util. Rev.,
 Ser. 92                             NR             6.75%       7/01/02    $    2,000(c) $    2,040,000
----------------------------------------------------------------------------------------
Arizona  1.8%
Maricopa Cnty. Uni., Sch. Dist.
 No. 48, Ser. 92                     NR             6.00        7/01/02         1,000(c)      1,010,000
Pima Cnty. Ind. Dev. Auth.
 Sngl.
 Fam. Mtge. Rev.                     NR             1.81        4/25/03         2,745         2,745,000
                                                                                         --------------
                                                                                              3,755,000
----------------------------------------------------------------------------------------
California  0.7%
Calif. St. Comnty. Dev. Auth.
 Rev., Kaiser Perm., Ser. 2002B      MIG2           2.25        2/01/03         1,500         1,500,000
----------------------------------------------------------------------------------------
Colorado  1.3%
Denver City & Cnty. Airport
 Rev., Ser. A(c)                     NR             7.25        11/15/02          750           779,324
East Smoky Hill Metro. Dist.
 Number 2, A.N.N.M.T.                A1(e)          2.00        12/01/02        2,000         2,000,000
                                                                                         --------------
                                                                                              2,779,324
----------------------------------------------------------------------------------------
Delaware  0.1%
Delaware St. Econ. Dev. Auth.
 Rev. Facs., Delmarva Pwr. &
 Lt. Proj., Ser. 87A, A.M.T.,
 F.R.D.D.                            VMIG1          2.15        7/01/02           200           200,000
----------------------------------------------------------------------------------------
District Of Columbia  3.0%
Dist. Columbia Hsg. Fin. Agcy.
 Rev. Fam. Mtge. Ser. C, A.M.T.      A1+(e)         1.66        12/26/02        4,650         4,650,000
Dist. Columbia Rev., Defenders
 Of Wildlife, F.R.W.D.               VMIG1          1.40        7/03/02         1,750         1,750,000
                                                                                         --------------
                                                                                              6,400,000
----------------------------------------------------------------------------------------
Florida  5.6%
Halifax Hosp. Med. Ctr. T.A.N.       MIG1           2.50        3/14/03         1,500         1,506,709

    6                                      See Notes to Financial Statements

       Prudential Tax-Free Money Fund, Inc.
             Portfolio of Investments as of June 30, 2002 (Unaudited) Cont'd.

                                                                           Principal
                                     Moody's        Interest    Maturity   Amount        Value
Description (a)                      Rating         Rate        Date       (000)         (Note 1)
------------------------------------------------------------------------------------------------------------
Hillsborough Cnty. Ind. Dev.,
 F.R.D.D., Auth. Poll. Ctrl.
 Rev., Ser. 92                       VMIG1          2.15%       7/01/02    $      600    $      600,000
Mun. Secs. Trust Cert. Ser.
 2001-160, Class A, F.G.I.C.,
 F.R.D.D.                            NR             1.90        7/01/02           500           500,000
Orange Cnty. Hlth. Facs. Auth.
 Rev. Adventist Hlth. Sys.,
 F.S.A., F.R.W.D., Ser. 171          A1+(e)         1.43        7/04/02         8,925         8,925,000
Tampa Sports Auth. Rev., Mun.
 Sec. Trust Rcpts., Ser. 61,
 M.B.I.A., F.R.D.D.                  A1+(e)         1.90        7/01/02           300           300,000
                                                                                         --------------
                                                                                             11,831,709
----------------------------------------------------------------------------------------
Georgia  2.3%
De Kalb Cnty. Hsg. Auth. Multi.
 Fam. Hsg. Rev., F.R.W.D.            A1(e)          1.53        7/04/02         1,310         1,310,000
Rome Georgia T.A.N.                  NR             2.50        12/31/02        1,000         1,003,467
Stephens Cnty. Dev. Auth. Ind.
 Dev. Rev., Caterpillar Inc.
 Proj., F.R.W.D., A.M.T.             P1             1.53        7/04/02         2,520         2,520,000
                                                                                         --------------
                                                                                              4,833,467
----------------------------------------------------------------------------------------
Idaho  1.4%
Boise Cnty. Hsg. Auth. Rev.,
 A.M.T., Ser. 2002                   NR             1.75        8/01/02         3,000         3,000,000
----------------------------------------------------------------------------------------
Illinois  10.0%
Chicago Metro. Wtr. Reclamation
 Dist., Ser. A                       VMIG1          1.20        7/03/02         2,500         2,500,000
Chicago Pub. Bldg. Comm. Bldg.
 Rev., Ser. 99C, F.G.I.C.,
 F.R.W.D.                            A1+(e)         1.48        7/05/02         3,000         3,000,000
Illinois Hlth. Fac. Auth. Rev.,
 Servant Cor. Falcon II,
 A.M.T., F.R.W.D., Ser. 96A          P-1(e)         1.40        7/03/02         3,100         3,100,000
Illinois Hlth. Facs. Auth.,
 Evanston Hosp. Corp. Proj.          VMIG1          1.50        7/25/02         5,000         5,000,000

    See Notes to Financial Statements                                      7

       Prudential Tax-Free Money Fund, Inc.
             Portfolio of Investments as of June 30, 2002 (Unaudited) Cont'd.

                                                                           Principal
                                     Moody's        Interest    Maturity   Amount        Value
Description (a)                      Rating         Rate        Date       (000)         (Note 1)
------------------------------------------------------------------------------------------------------------
Chicago Illinois, Ser. A43,
 M.E.R.L.O.T., F.R.W.D.              VMIG1          1.37%       7/03/02    $    1,695    $    1,695,000
Reg. Trans. Auth.,
 M.E.R.L.O.T., Ser. A24, G.O.,
 M.B.I.A., F.R.W.D.                  VMIG1          1.36        7/03/02         5,000         5,000,000
Whiteside & Lee Cnty., Uni.,
 Sch. Dist. No. 5, Ser. 02A,
 F.S.A                               NR             4.00        2/01/03           935           943,048
                                                                                         --------------
                                                                                             21,238,048
----------------------------------------------------------------------------------------
Indiana  4.3%
Greensburg Multi-Fam. Rev.,
 Hsg. Comm. Partners Vlge. II,
 F.R.W.D., A.M.T., Ser. 2002         A1+(e)         1.45        7/04/02         2,000         2,540,000
Indiana Bond Bank, Comn. Sch.
 Fund Advancement Purchase
 Funding, Ser. 01, A.M.B.A.C.        NR             4.75        2/01/03           500           508,567
Indiana Ed. Facs. Auth.,
 Wesleyan Univ., F.R.W.D., Ser.
 93                                  NR             1.40        7/04/02         3,400         3,400,000
South Bend Econ. Dev. Rev.
 Dynamic R.E.H.C., Inc. Proj.,
 F.R.W.D., Ser. 99, A.M.T.           NR             1.55        7/03/02         1,125         1,125,000
Vincennes Univ. Rev., Student
 Fee, Ser. 02F                       A1(e)          1.40        7/03/02         1,500         1,500,000
                                                                                         --------------
                                                                                              9,073,567
----------------------------------------------------------------------------------------
Iowa  1.3%
Iowa Higher Ed. Ln. Auth. Rev.
 Morningside Coll., Ser. K           NR             3.00        5/23/03         1,500         1,511,803
 R.A.N., Dubuque, Ser. D             NR             3.25        5/23/03         1,250         1,259,266
                                                                                         --------------
                                                                                              2,771,069
----------------------------------------------------------------------------------------
Kentucky  1.8%
Kentucky Prop. & Bldgs. Comm.
 Rev. Proj. No. 55, M.B.I.A.         NR             4.50        9/01/02         1,000         1,004,185

    8                                      See Notes to Financial Statements

       Prudential Tax-Free Money Fund, Inc.
             Portfolio of Investments as of June 30, 2002 (Unaudited) Cont'd.

                                                                           Principal
                                     Moody's        Interest    Maturity   Amount        Value
Description (a)                      Rating         Rate        Date       (000)         (Note 1)
------------------------------------------------------------------------------------------------------------
Leitchfield Ind. Bldg. Rev.,
 Styline Inds. Inc. Proj.,
 F.R.W.D., A.M.T., Ser. 99           A1+(e)         1.53%       7/04/02    $    2,840    $    2,840,000
                                                                                         --------------
                                                                                              3,844,185
----------------------------------------------------------------------------------------
Louisiana  1.4%
Louisiana Hsg. Fin. Agcy. Mtge.
 Rev. Fltr. Ser. 664, A.M.T.,
 F.R.W.D.                            VMIG1          1.43        7/04/02         1,520         1,520,000
Louisiana Pub. Facs. Auth. Rev.
 Loyola Univ. Proj., Ser. L5         NR             5.50        10/01/02        1,000         1,007,144
Ouachita Parish Sch. Dist., No.
 001 Parish Wide, Cert. Indbt.,
 Ser. 02, M.B.I.A.                   NR             3.50        3/01/03           560           565,512
                                                                                         --------------
                                                                                              3,092,656
----------------------------------------------------------------------------------------
Maine  2.3%
Lewiston Ind. Dev. Rev.,
 Diamond Tpke. Assoc.,
 F.R.W.D., A.M.T., Ser. 1915         A1+(e)         1.50        7/04/02         3,900         3,900,000
York Maine Rev., Stonewall
 Realty Proj., F.R.W.D., Ser.
 99, A.M.T.                          VMIG1          1.70        7/05/02           945           945,000
                                                                                         --------------
                                                                                              4,845,000
----------------------------------------------------------------------------------------
Massachusetts  3.5%
Mass. Mun. Wholesale Elec. Co.
 Pwr. Supp. Sys. Rev., Ser. 2B,
 M.B.I.A.                            NR             6.50        7/01/02         2,000         2,000,000
Mass. St. Cons. Loan, Ser. 9         VMIG1          1.40        7/04/02         2,170         2,170,000
Mass. St. Hlth. & Edu. Facs.
 Auth. Rev., Partners Hlthcare,
 Ser. B                              NR             3.85        7/01/02         1,000         1,000,000
Mass. St. Ind. Fin. Agcy. Rev.
 Peterson Amer. Corp. Proj.,
 F.R.W.D., A.M.T. Ser. 96            NR             1.55        7/03/02           400           400,000
Mass. St. Wtr. Poll. Abatement
 Trust Rev., F.R.D.D., SG87          A1+(e)         1.90        7/01/02           500           500,000

    See Notes to Financial Statements                                      9

       Prudential Tax-Free Money Fund, Inc.
             Portfolio of Investments as of June 30, 2002 (Unaudited) Cont'd.

                                                                           Principal
                                     Moody's        Interest    Maturity   Amount        Value
Description (a)                      Rating         Rate        Date       (000)         (Note 1)
------------------------------------------------------------------------------------------------------------
Winthrop Mass. G.O., B.A.N.,
 Ser. 02                             MIG1           2.25%       3/20/03    $    1,425    $    1,429,521
                                                                                         --------------
                                                                                              7,499,521
----------------------------------------------------------------------------------------
Michigan  7.3%
Cedar Springs Pub. Sch. Dist.        NR             3.125       8/22/02         1,500         1,501,234
Detroit Swr. Disp. Rev.,
 M.E.R.L.O.T., F.G.I.C.,
 F.R.W.D., Ser. I                    VMIG1          1.37        7/03/02         5,000         5,000,000
Michigan St. Bldg. Auth. Rev.,
 A.N.N.O.T., Ser. 516(d)             VMIG1          2.90        7/11/02           995           995,000
Michigan St. Job Dev. Auth.
 Rev., Frankenmuth Bavarian
 Inn, Ser. A, F.R.M.D.               NR             1.50        7/01/02         1,100         1,100,000
Michigan St. Strategic Fund
 Ltd. Oblig. Rev.,
 American Litho. Proj., Ser.
 02, A.M.T., F.R.W.D.                NR             1.49        7/04/02           500           500,000
 Dow Chemical Co. Proj., Ser.
 99, A.M.T., F.R.D.D.                P-2            2.20        7/01/02           800           800,000
Walled Lake Consld. Dist. Mun.
 Trust Cert., F.R.W.D.               VMIG1          1.38        7/04/02         5,575         5,575,000
                                                                                         --------------
                                                                                             15,471,234
----------------------------------------------------------------------------------------
Minnesota  3.2%
Bloomington Cmnty. Dev. Rev.,
 94th Str. Assoc. Proj.,
 F.R.W.D., Ser. 85                   A1+(e)         1.35        7/05/02         4,585         4,585,000
Minneapolis Rev., The Woman's
 Club of Minnesota Proj.,
 F.R.W.D.                            A1+(e)         1.35        7/04/02         2,215         2,215,000
                                                                                         --------------
                                                                                              6,800,000
----------------------------------------------------------------------------------------
Mississippi  1.1%
Mississippi Hsg. Fin. Corp.
 Sngl. Fam. Mtge., F.R.W.D.,
 Ser. 88                             A1+(e)         1.43        7/04/02         1,885         1,885,000

    10                                     See Notes to Financial Statements

       Prudential Tax-Free Money Fund, Inc.
             Portfolio of Investments as of June 30, 2002 (Unaudited) Cont'd.

                                                                           Principal
                                     Moody's        Interest    Maturity   Amount        Value
Description (a)                      Rating         Rate        Date       (000)         (Note 1)
------------------------------------------------------------------------------------------------------------
Roaring Fork Muni. Products,
 LLC,
 Home Corp.,
 Ser. 2001, A.M.T., F.R.W.D.(d)      VMIG           1.48%       7/04/02    $      480    $      480,000
                                                                                         --------------
                                                                                              2,365,000
----------------------------------------------------------------------------------------
Missouri  0.8%
City of O'Fallon Certs.,
 A.M.B.A.C., Ser. 99                 NR             5.75        12/01/02          605           613,725
St. Louis Mun. Fin. Corp.
 Leasehold Rev., A.M.B.A.C.,
 Ser. 1993A                          NR             5.30        7/15/02         1,000         1,000,919
                                                                                         --------------
                                                                                              1,614,644
----------------------------------------------------------------------------------------
Nebraska  0.3%
Nebraska Pub. Pwr. Dist. Rev.,
 Ser. 95A(c)                         NR             6.00        1/01/03           650           662,709
----------------------------------------------------------------------------------------
Nevada  1.9%
Clark Cnty. Mun. Trust Cert.,
 Class A, F.R.W.D.                   VMIG1          1.47        7/04/02         3,425         3,425,000
Truckee Meadows Wtr. Auth. Wtr.
 Rev. Mun. Sec. Trust Rcpts.,
 Ser. 137, F.S.A., F.R.D.D.          A1+(e)         1.90        7/01/02           600           600,000
                                                                                         --------------
                                                                                              4,025,000
----------------------------------------------------------------------------------------
New Hampshire  0.8%
New Hampshire Hlth & Ed. Facs.
 Auth. Rev., R.A.N., Riverwoods
 Co., Ser. 02D                       SP1+(e)        3.25        5/02/03         1,790         1,798,003
----------------------------------------------------------------------------------------
New Jersey  2.7%
Jersey City, G.O., B.A.N.            SP1+(e)        3.00        9/13/02         4,000         4,003,318
Newark, B.A.N.                       NR             3.40        10/01/02        1,650         1,654,266
                                                                                         --------------
                                                                                              5,657,584
----------------------------------------------------------------------------------------
New Mexico  0.3%
Santa Fe, Rev., St. Vincent
 Hosp., Ser. 85                      NR             7.50        7/01/02           690           690,000

    See Notes to Financial Statements                                     11

       Prudential Tax-Free Money Fund, Inc.
             Portfolio of Investments as of June 30, 2002 (Unaudited) Cont'd.

                                                                           Principal
                                     Moody's        Interest    Maturity   Amount        Value
Description (a)                      Rating         Rate        Date       (000)         (Note 1)
------------------------------------------------------------------------------------------------------------
New York  3.7%
Mun. Secs. Trust Cert., Ser.
 2000-109, Class A Cert.,
 F.R.D.D.                            VMIG1          1.90%       7/01/02    $    1,400    $    1,400,000
New York City Trust Cult. Res.
 Rev., Mun. Secs. Trust Rcpts.,
 Ser. 91, A.M.B.A.C., F.R.D.D.       A1+(e)         1.90        7/01/02         3,585         3,585,000
New York St. Loc. Govt. Assist.
 Corp., Mun. Secs. Trust
 Rcpts., Ser. 59, F.R.D.D.           A1+(e)         1.90        7/01/02         2,900         2,900,000
                                                                                         --------------
                                                                                              7,885,000
----------------------------------------------------------------------------------------
North Carolina  0.7%
Roaring Fork Muni. Products,
 LLC, Durham Co. Alston Vlge.
 Apts., Ser. 2001, F.R.W.D.,
 A.M.T.                              A1+(e)         1.53        7/04/02         1,430         1,430,000
----------------------------------------------------------------------------------------
Ohio  3.1%
Cleveland, B.A.N.                    NR             2.00        12/12/02        2,000         2,001,328
East Lake Ind. Dev. Rev., Astro
 Model Dev. Corp., F.R.W.D.,
 A.M.T., Ser. 96(d)                  NR             1.55        7/04/02         2,355         2,355,000
Lakewood, B.A.N.                     NR             2.50        5/16/03         1,300         1,304,999
South Western City Sch. Dist.,
 C.A.B.S., A.M.B.A.C.                NR             Zero        12/01/02        1,000           992,953
                                                                                         --------------
                                                                                              6,654,280
----------------------------------------------------------------------------------------
Oklahoma  5.0%
Oklahoma Hsg. Dev. Auth.
 Multi-Fam. Rev., Affordable
 Hsg., Ser. 02A, F.R.W.D.            VMIG1          1.45        7/01/02         9,000         9,000,000
Tulsa Pkg. Auth. Rev., Williams
 Ctr. Proj., S.E.M.M.T.,
 Ser. 87A                            VMIG1          1.80        11/15/02        1,575         1,575,000
                                                                                         --------------
                                                                                             10,575,000

    12                                     See Notes to Financial Statements

       Prudential Tax-Free Money Fund, Inc.
             Portfolio of Investments as of June 30, 2002 (Unaudited) Cont'd.

                                                                           Principal
                                     Moody's        Interest    Maturity   Amount        Value
Description (a)                      Rating         Rate        Date       (000)         (Note 1)
------------------------------------------------------------------------------------------------------------
Oregon  2.5%
Oregon St. Econ. Dev. Rev.,
 McFarland Cascade, A.M.T.,
 Ser. 175, F.R.W.D.                  A1(e)          1.50%       7/04/02    $    1,400    $    1,400,000
Oregon St. Hsg. & Cmnty. Svcs.
 Dept. Mtge. Rev.,
 Ser. 02C                            MIG1           1.67        2/06/03         4,000         4,000,000
                                                                                         --------------
                                                                                              5,400,000
----------------------------------------------------------------------------------------
Pennsylvania  2.4%
Allegheny Cnty. T.R.A.N.,
 Ser. 02B                            MIG1           3.25        12/20/02        5,000         5,025,469
----------------------------------------------------------------------------------------
South Carolina  2.4%
South Carolina St. Pub. Svc.
 Auth. Rev., M.E.R.L.O.T.,
 F.R.W.D., Ser. L                    VMIG1          1.37        7/03/02         5,090         5,090,000
----------------------------------------------------------------------------------------
South Dakota  1.1%
Grant Cnty. Poll. Ctrl. Rev.,
 Otter Tail Pwr. Co. Proj.,
 M.B.I.A., F.R.W.D.                  VMIG1          1.50        7/05/02         2,400         2,400,000
----------------------------------------------------------------------------------------
Tennessee  1.9%
Morgan Keegan Mun. Prods.,
 Hsg. Dev. Agcy., Inc., Var.
 Rate Trust Rcpts., Ser. CN 1,
 F.R.W.D., A.M.T.                    A1+(e)         1.48        7/05/02         1,000         1,000,000
Shelby Cnty.                         A1+(e)         1.30        7/11/02         2,900         2,900,000
                                                                                         --------------
                                                                                              3,900,000
----------------------------------------------------------------------------------------
Texas  5.5%
Brazos River Harbor Nav. Dist.
 Rev., Ser. 91                       P-1            1.85        7/08/02         1,000         1,000,000
Carroll Indpt. Sch. Dist. G.O.,
 Sch. Bldg.                          VMIG1          2.25        4/01/03         2,500         2,500,920
Fort Worth G.O. Indpt. Sch.
 Dist., Ser. 01                      Aaa            4.375       2/15/03           235           238,601

    See Notes to Financial Statements                                     13

       Prudential Tax-Free Money Fund, Inc.
             Portfolio of Investments as of June 30, 2002 (Unaudited) Cont'd.

                                                                           Principal
                                     Moody's        Interest    Maturity   Amount        Value
Description (a)                      Rating         Rate        Date       (000)         (Note 1)
------------------------------------------------------------------------------------------------------------
Harris Cnty. Toll Rd. Sr. Lein
 Rev., Ser. 92A                      NR             6.50%       8/15/02    $    1,780    $    1,823,990
Harris Cnty., Ser. C                 P-1            1.35        7/23/02         1,760         1,760,000
Keller Indpt. Sch. Dist. Mun.,
 F.R.D.D., Secs. Trust Rcpts.        A1+(e)         1.90        7/01/02           500           500,000
Plano Indpt. Sch. Dist. Mun.
 Trust Cert., Class A, F.R.W.D.      VMIG1          1.27        2/15/18         3,830         3,830,000
                                                                                         --------------
                                                                                             11,653,511
----------------------------------------------------------------------------------------
Virginia  2.7%
Louisa VA Ind. Dev. Auth.            A1+(e)         1.45        8/09/02         5,000         5,000,000
Richmond Metro. Auth. Expwy.
 Rev. Brd., F.G.I.C., Ser. 92A       NR             5.85        7/15/02           850           850,990
                                                                                         --------------
                                                                                              5,850,990
----------------------------------------------------------------------------------------
Washington  5.3%
Clark Cnty. Pub. Util. Dist.,
 No. 001 Generating Sys. Rev.,
 Mun. Secs. Trust Rcpts.,
 Ser. 118, F.S.A., F.R.D.D.          A1+(e)         1.90        7/01/02           400           400,000
King County Dir. Assoc.              P1             Zero        7/05/02         8,000         7,999,294
Port Pasco Econ. Dev. Var.
 Douglas Fruit Co. Inc. Proj.
 F.R.W.D., A.M.T., Ser. 96           A1(e)          1.50        7/04/02         1,650         1,650,000
Port Pasco Ltd. Tax G.O.,
 F.S.A., A.M.T., Ser. A              NR             3.25        8/01/02           125           125,026
Washington St. M.E.R.L.O.T.,
 Ser. A14, F.R.W.D.                  A1(e)          1.37        7/05/02         1,000         1,000,000
                                                                                         --------------
                                                                                             11,174,320
----------------------------------------------------------------------------------------
Wisconsin  5.6%
Cedarburg Sch. Dist. T.R.A.N.        NR             2.75        9/06/02         1,000         1,000,627
Elmbrook Sch. Dist. G.O.,
 T.R.A.N.                            NR             3.13        8/21/02           800           801,107

    14                                     See Notes to Financial Statements

       Prudential Tax-Free Money Fund, Inc.
             Portfolio of Investments as of June 30, 2002 (Unaudited) Cont'd.

                                                                           Principal
                                     Moody's        Interest    Maturity   Amount        Value
Description (a)                      Rating         Rate        Date       (000)         (Note 1)
------------------------------------------------------------------------------------------------------------
Milton Ind. Dev. Rev., New
 England Extrusion Proj.,
 F.R.W.D., A.M.T., Ser. 98           A1+(e)         1.60%       7/04/02    $    1,900    $    1,900,000
Mukwonago Sch. Dist., G.O.,
 T.R.A.N.                            NR             2.80        9/19/02         1,250         1,250,344
Whitewater Ind. Dev. Rev., Trek
 Bicycle, F.R.W.D., A.M.T.,
 Ser. 95                             NR             1.55        7/04/02         2,775         2,775,000
Wisconsin St. G.O., F.S.A.,
 F.R.W.D.                            VMIG1          1.40        7/04/02         4,245         4,245,000
                                                                                         --------------
                                                                                             11,972,078
Total Investments  102.1%
 (cost $ 216,798,368(f))                                                                    216,798,368
Liabilities in excess of other
 assets  (2.1)%                                                                              (4,454,655)
                                                                                         --------------
Net Assets  100%                                                                         $  212,343,713
                                                                                         --------------
                                                                                         --------------

    See Notes to Financial Statements                                     15

       Prudential Tax-Free Money Fund, Inc.
             Portfolio of Investments as of June 30, 2002 (Unaudited) Cont'd.

(a) The following abbreviations are used in portfolio descriptions:
 A.M.B.A.C.--American Municipal Bond Assurance Corporation
 A.M.T.--Alternate Minimum Tax
 A.N.N.M.T.--Annual Mandatory Tender
 A.N.N.O.T.--Annual Mandatory Option Tender(b)
 B.A.N.--Bond Anticipation Notes
 C.A.B.S.--Capital Appreciation Bonds
 F.G.I.C.--Financial Guaranty Insurance Company
 F.R.D.D.--Floating Rate (Daily) Demand Note(b)
 F.R.M.D.--Floating Rate (Monthly) Demand Note(b)
 F.R.W.D.--Floating Rate (Weekly) Demand Note(b)
 F.S.A.--Financial Security Assurance
 G.O.--General Obligation
 M.B.I.A.--Municipal Bond Insurance Association
 M.E.R.L.O.T.--Municipal Exempt Receipt--Liquid Option Tender
 R.A.N.--Revenue Anticipation Note
 S.E.M.M.T.--Semi-Annual Mandatory Tender
 T.A.N.--Tax Anticipation Note
 T.R.A.N.--Tax and Revenue Anticipation Note
(b) For purposes of amortized cost valuation, the maturity date of these instruments is considered to be the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(c) Prerefunded issues are secured by escrowed cash and direct U.S. guaranteed obligations.
(d) Private placement restricted as to resale and does not have a readily available market; the aggregate cost of such securities is $11,140,000. The aggregate value of $11,140,000 is approximately 5.2% of net assets.
(e) Standard & Poor's Rating.
(f) The cost basis for federal income tax purposes is substantially the same as that used for financial statement purposes.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Prospectus contains a description of Moody's and Standard and Poor's ratings.

    16                                     See Notes to Financial Statements

       Prudential Tax-Free Money Fund, Inc.
             Statement of Assets and Liabilities (Unaudited)

                                                                  June 30, 2002
---------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market
value                                                             $ 216,798,368
Cash                                                                     86,982
Receivable for Fund shares sold                                       2,989,607
Interest receivable                                                   1,203,849
Prepaid expenses and other assets                                        33,694
                                                                -----------------
      Total assets                                                  221,112,500
                                                                -----------------
LIABILITIES
Payable for investments purchased                                     7,281,775
Payable for Fund shares reacquired                                    1,330,755
Management fee payable                                                   87,024
Dividends payable                                                        41,158
Distribution fee payable                                                 21,756
Accrued expenses                                                          6,319
                                                                -----------------
      Total liabilities                                               8,768,787
                                                                -----------------
NET ASSETS                                                        $ 212,343,713
                                                                -----------------
                                                                -----------------
Net assets were comprised of:
   Common Stock, $.01 par value                                   $   2,124,392
   Paid-in capital in excess of par                                 210,219,321
                                                                -----------------
Net assets, June 30, 2002                                         $ 212,343,713
                                                                -----------------
                                                                -----------------
Net asset value, offering price and redemption price
   per share ($212,343,713 / 212,343,713 shares)                          $1.00
                                                                -----------------
                                                                -----------------

    See Notes to Financial Statements                                     17

       Prudential Tax-Free Money Fund, Inc.
             Statement of Operations (Unaudited)

                                                                   Six Months
                                                                      Ended
                                                                  June 30, 2002
---------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                        $ 1,743,709
                                                                -----------------
Expenses
   Management fee                                                      483,056
   Distribution fee                                                    120,764
   Transfer agent's fees and expenses                                   62,000
   Custodian's fees and expenses                                        40,000
   Reports to shareholders                                              40,000
   Registration fees                                                    29,000
   Legal fees and expenses                                              20,000
   Audit fee                                                            13,000
   Directors' fees                                                       3,900
   Miscellaneous                                                         1,282
                                                                -----------------
      Total expenses                                                   813,002
                                                                -----------------
Net investment income                                                  930,707
NET REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions                               683
                                                                -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $   931,390
                                                                -----------------
                                                                -----------------

    18                                     See Notes to Financial Statements

       Prudential Tax-Free Money Fund, Inc.
             Statement of Changes in Net Assets (Unaudited)

                                                Six Months              Year
                                                   Ended                Ended
                                               June 30, 2002      December 31, 2001
-----------------------------------------------------------------------------------
INCREASE IN NET ASSETS
Operations
   Net investment income                       $     930,707        $   3,981,999
   Net realized gain on investment
      transactions                                       683               96,417
                                             -----------------    -----------------
   Net increase in net assets resulting
      from operations                                931,390            4,078,416
                                             -----------------    -----------------
Dividends and distributions to
shareholders                                        (931,390)          (4,078,416)
                                             -----------------    -----------------
Fund share transactions (at $1 per share)
   Proceeds from shares sold(a)                  289,645,675          463,802,391
   Net asset value of shares issued to
      shareholders in reinvestment of
      dividends and distributions                  1,000,099            3,896,427
   Cost of shares reacquired                    (246,231,233)        (466,295,904)
                                             -----------------    -----------------
   Net increase in net assets from Fund
      share transactions                          44,414,541            1,402,914
                                             -----------------    -----------------
Total increase                                    44,414,541            1,402,914
NET ASSETS
Beginning of period                              167,929,172          166,526,258
                                             -----------------    -----------------
End of period                                  $ 212,343,713        $ 167,929,172
                                             -----------------    -----------------
                                             -----------------    -----------------

------------------------------
(a) For the year ended December 31, 2001, includes shares issued in connection with the acquisition of Connecticut Money Market Series and Massachusetts Money Market Series (Note 4).

    See Notes to Financial Statements                                     19

       Prudential Tax-Free Money Fund, Inc.
             Notes to Financial Statements (Unaudited)

      Prudential Tax-Free Money Fund, Inc. (the 'Fund') is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to attain the highest level of current income that is exempt from federal income taxes, consistent with liquidity and preservation of capital. The Fund will invest in short-term tax-exempt debt securities of state and local governments. The ability of the issuers of the securities (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet their obligations may be affected by economic or political developments in a specific state, industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      Securities Valuation:    Portfolio securities are valued at amortized
cost, which approximates market value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the value shall be determined by or under the direction of the Board of Directors.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management. Net investment income for dividend purposes includes accrued interest and amortization of premiums and discounts, plus or minus any gains (losses) realized on sales of portfolio securities, less the estimated expenses of the Fund applicable to the dividend period.The Fund amortizes premiums and accretes discounts on purchases of portfolio securities as adjustments to interest income.

      Federal Income Taxes:    It is the Fund's policy to continue to meet the
requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. The cost of portfolio securities for federal income tax purposes is substantially the same as for financial reporting purposes.

      Dividends: The Fund declares daily dividends from net investment income and net realized short-term capital gains. Payment of dividends is made monthly. Income distributions and capital gain distributions are determined in accordance with

       Prudential Tax-Free Money Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

income tax regulations which may differ from generally accepted accounting principles.

      Custody Fee Credits:    The Fund has an arrangement with its custodian
bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits are presented as a reduction of gross expenses in the accompanying statement of operations.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments LLC ('PI'). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor's performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. ('PIM'). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. PI pays for the services of PIM, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid to PI is computed daily and payable monthly, at an annual rate of .50 of 1% of the Fund's average daily net assets up to $750 million, .425 of 1% of the next $750 million of average daily net assets and ..375 of 1% of average daily net assets in excess of $1.5 billion.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'). The Fund compensates PIMS for distributing and servicing the Fund's shares pursuant to the plan of distribution at an annual rate of .125 of 1% of the Fund's average daily net assets. The distribution fee is accrued daily and payable monthly.

      PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').

Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the six months ended June 30, 2002, the Fund incurred fees of approximately $56,100 for the services of PMFS. As of June 30, 2002, approximately $9,400 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.
                                                                          21

       Prudential Tax-Free Money Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

Note 4. Acquisition of Prudential Municipal Series Fund Connecticut Money Market Series and Prudential Municipal Series Fund Massachusetts Money Market Series
On June 27, 2001, the Fund acquired all the assets of the Prudential Municipal Series Fund Connecticut Money Market Series ('Connecticut Money Market Series') pursuant to a plan of reorganization approved by Connecticut Money Market Series shareholders on June 14, 2001. The acquisition was accomplished by a tax-free exchange of 6,544,440 shares of the Fund (valued at $6,544,440) for shares of Connecticut Money Market Series outstanding on June 27, 2001. Connecticut Money Market Series net assets at that date ($6,544,440) were combined with those of the Fund. The aggregate net assets of the Fund and Connecticut Money Market Series immediately before the acquisition were $177,745,143 and $6,544,440, respectively.

      On July 19, 2001, the Fund acquired all the assets of the Prudential Municipal Series Fund Massachusetts Money Market Series ('Massachusetts Money Market Series') pursuant to a plan of reorganization approved by Massachusetts Money Market Series shareholders on July 9, 2001. The acquisition was accomplished by a tax-free exchange of 6,141,531 shares of the Fund (valued at $6,141,531) for shares of Massachusetts Money Market Series outstanding on July 19, 2001. Massachusetts Money Market Series net assets at that date ($6,141,531) were combined with those of the Fund. The aggregate net assets of the Fund and Massachusetts Money Market Series immediately before the acquisition were $192,198,105 and $6,141,531, respectively.

                                                        SEMIANNUAL REPORT
                                                        JUNE 30, 2002

            PRUDENTIAL
            TAX-FREE MONEY FUND, INC.
-------------------------------------------------------------------------------
                                                        FINANCIAL HIGHLIGHTS

       Prudential Tax-Free Money Fund, Inc.
             Financial Highlights (Unaudited)

                                                                   Six Months
                                                                      Ended
                                                                  June 30, 2002
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                $    1.00
Net investment income and net realized gains                             .005
Dividends and distributions to shareholders                             (.005)
                                                                -----------------
Net asset value, end of period                                      $    1.00
                                                                -----------------
                                                                -----------------
TOTAL RETURN(a):                                                          .54%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                     $ 212,344
Average net assets (000)                                            $ 194,824
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                                .84%(b)
   Expenses, excluding distribution and service (12b-1)
      fees                                                                .72%(b)
   Net investment income                                                  .96%(b)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for less than a full year are not annualized.
(b) Annualized.

    24                                     See Notes to Financial Statements

       Prudential Tax-Free Money Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                         Year Ended December 31,
----------------------------------------------------------------------------------------------------------
      2001                 2000                 1999                 1998                 1997
----------------------------------------------------------------------------------------------------------
    $   1.00             $   1.00             $   1.00             $   1.00             $   1.00
        .023                 .034                 .025                 .028                 .030
       (.023)               (.034)               (.025)               (.028)               (.030)
----------------     ----------------     ----------------     ----------------     ----------------
    $   1.00             $   1.00             $   1.00             $   1.00             $   1.00
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------     ----------------
        2.26%                3.42%                2.56%                2.83%                3.00%
    $167,929             $166,526             $179,887             $199,165             $329,812
    $182,953             $176,759             $202,718             $277,839             $339,825
         .87%                 .80%                 .81%                 .80%                 .78%
         .74%                 .68%                 .69%                 .68%                 .66%
        2.18%                3.38%                2.51%                2.80%                2.97%

    See Notes to Financial Statements                                     25

Prudential Tax-Free Money Fund, Inc.

Prudential Mutual Funds

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial professional or call us at (800) 225-1852. Read the prospectus carefully before you invest or send money.

PRUDENTIAL MUTUAL FUNDS
-----------------------------------------------------------
Stock Funds
Large Capitalization Stock Funds
Prudential 20/20 Focus Fund
Prudential Equity Fund, Inc.
Prudential Index Series Fund
  Prudential Stock Index Fund
Prudential Tax-Managed Funds
  Prudential Tax-Managed Equity Fund
Prudential Value Fund
The Prudential Investment Portfolios, Inc.
  Prudential Jennison Growth Fund

Small- to Mid-Capitalization Stock Funds
Nicholas-Applegate Fund, Inc.
  Nicholas-Applegate Growth Equity Fund
Prudential Small Company Fund, Inc.
Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential U.S. Emerging Growth Fund, Inc.
The Prudential Investment Portfolios, Inc.
  Prudential Jennison Equity Opportunity Fund

Sector Stock Funds
Prudential Natural Resources Fund, Inc.
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
  Prudential Financial Services Fund
  Prudential Health Sciences Fund
  Prudential Technology Fund
  Prudential Utility Fund

Global/International Stock Funds
Prudential Europe Growth Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
  Prudential Global Growth Fund
  Prudential International Value Fund
  Prudential Jennison International Growth Fund

Balanced/Allocation Fund
The Prudential Investment Portfolios, Inc.
  Prudential Active Balanced Fund

Bond Funds
Taxable Bond Funds
Prudential Government Income Fund, Inc.
Prudential High Yield Fund, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
  Income Portfolio
Prudential Total Return Bond Fund, Inc.

Municipal Bond Funds
Prudential California Municipal Fund
  California Series
  California Income Series
Prudential Municipal Bond Fund
  High Income Series
  Insured Series
     www.prudential.com  (800) 225-1852

Prudential Municipal Series Fund
  Florida Series
  New Jersey Series
  New York Series
  Pennsylvania Series
Prudential National Municipals Fund, Inc.

Global/International Bond Fund
Prudential Global Total Return Fund, Inc.

Money Market Funds
Taxable Money Market Funds
Cash Accumulation Trust
  Liquid Assets Fund
  National Money Market Fund
Prudential Government Securities Trust
  Money Market Series
  U.S. Treasury Money Market Series
Prudential Institutional Liquidity Portfolio, Inc.
  Institutional Money Market Series
Prudential MoneyMart Assets, Inc.

Municipal Money Market Funds
Prudential California Municipal Fund
  California Money Market Series
Prudential Municipal Series Fund
  New Jersey Money Market Series
  New York Money Market Series

Tax-Free Money Market Funds
Command Tax-Free Fund
Prudential Tax-Free Money Fund, Inc.

Other Money Market Funds
Command Government Fund
Command Money Fund
Special Money Market Fund, Inc.*
  Money Market Series


STRATEGIC PARTNERS
MUTUAL FUNDS**
----------------------------------------------------
Strategic Partners Asset Allocation Funds
   Strategic Partners Conservative Growth Fund
   Strategic Partners Moderate Growth Fund
   Strategic Partners High Growth Fund

Strategic Partners Style Specific Funds
   Strategic Partners
      Large Capitalization Growth Fund
   Strategic Partners
      Large Capitalization Value Fund
   Strategic Partners
      Small Capitalization Growth Fund
   Strategic Partners
      Small Capitalization Value Fund
   Strategic Partners
      International Equity Fund
   Strategic Partners
      Total Return Bond Fund

Strategic Partners Opportunity Funds
   Strategic Partners Focused Growth Fund
   Strategic Partners New Era Growth Fund
   Strategic Partners Focused Value Fund
   Strategic Partners Mid-Cap Value Fund

Special Money Market Fund, Inc.*
  Money Market Series

* This Fund is not a direct purchase money fund and is only an exchangeable money fund.
**Not exchangeable with Prudential mutual funds.

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Prudential Tax-Free Money Fund, Inc.

Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential Securities Financial Advisor or Pruco Securities registered representative. Your financial professional can provide you with the following services:

THERE'S NO REWARD WITHOUT RISK; BUT IS THIS RISK WORTH IT?
Your financial professional can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge-- sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets, and who knows you!

KEEPING UP WITH THE JONESES
A financial professional can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial professional will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

BUY LOW, SELL HIGH
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial professional can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

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      www.prudential.com  (800) 225-1852

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Directors
Delayne Dedrick Gold
Robert F. Gunia
Robert E. La Blanc
David R. Odenath, Jr.
Judy A. Rice
Robin B. Smith
Stephen Stoneburn
Nancy H. Teeters
Clay T. Whitehead

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Jonathan D. Shain, Secretary
Marguerite E.H. Morrison, Assistant Secretary

Manager
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Prudential Investment Management, Inc.
Gateway Center Two
Newark, NJ 07102

Distributor
Prudential Investment Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell
125 Broad Street
New York, NY 10004-2498

Nasdaq    Cusip
PBFXX   74436P103

The views expressed in this report and
information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2002, were not audited and, accordingly, no auditor's opinion is expressed on them.

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(LOGO)

Nasdaq   Cusip
PBFXX  74436P103

MF103E2       IFS-A073288

Mutual funds are not bank guaranteed or FDIC insured, and may lose value.